Consolidated Statements of Profit or Loss and Other Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Loss per share (diluted - cents per share) (in Dollars per share)	$ (0.53)	$ (0.90)	$ (1.50)
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	2,405,990,036	1,696,876,324	894,872,224